Schedule of Investments (unaudited)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 8.0%
Abacus Group	134,978	$106,073
Accent Group Ltd.	110,022	92,108
Adairs Ltd.	222,628	295,513
AGL Energy Ltd.	40,170	243,336
Amotiv Ltd.	28,340	165,083
AMP Ltd.	344,760	402,231
Ansell Ltd.	2,425	57,934
Aurelia Metals Ltd.(a)	553,020	88,632
Austin Engineering Ltd.	196,430	34,011
Biome Australia Ltd.(a)(b)	468,780	141,092
Bisalloy Steel Group Ltd.	103,870	337,245
BWP Property Group Ltd.	88,670	223,002
Cettire Ltd.(a)(b)	690,300	311,016
Challenger Ltd.	52,727	320,946
Champion Iron Ltd.	53,820	194,639
Clinuvel Pharmaceuticals Ltd.(b)	16,640	125,059
Coast Entertainment Holdings Ltd.(a)	550,420	162,063
Collins Foods Ltd.	40,332	282,091
Cuscal Ltd.	517,400	1,410,007
Dalrymple Bay Infrastructure Ltd.	683,800	1,982,357
Data#3 Ltd.	52,260	300,934
Deterra Royalties Ltd.	646,100	1,722,512
DigiCo Infrastructure REIT	56,492	96,013
Downer EDI Ltd.	107,900	545,005
Eagers Automotive Ltd.	6,967	155,039
Elanor Commercial Property Fund(b)	493,480	211,489
Elders Ltd.	23,530	109,132
FleetPartners Group Ltd.(a)	476,320	910,036
Fleetwood Ltd.	220,350	425,216
GenusPlus Group Ltd.	226,330	1,029,210
GR Engineering Services Ltd.	345,280	826,855
GrainCorp Ltd., Class A	255,840	1,479,786
Grange Resources Ltd.	1,267,890	223,987
Growthpoint Properties Australia Ltd.	75,824	127,024
GWA Group Ltd.	358,670	579,654
Healius Ltd.(b)	967,652	563,216
Helia Group Ltd.	448,630	1,582,307
HomeCo Daily Needs REIT	504,010	450,177
Horizon Oil Ltd.	2,608,320	349,858
IGO Ltd.(a)	132,006	462,867
Iluka Resources Ltd.	137,150	620,078
Inghams Group Ltd.	243,570	385,520
Karoon Energy Ltd.	224,770	236,568
Kingsgate Consolidated Ltd.(a)	128,180	327,840
Kogan.com Ltd.	40,170	83,532
L1 Group Ltd.(b)	245,570	181,411
Macmahon Holdings Ltd.	3,226,210	992,127
McMillan Shakespeare Ltd.	70,070	788,677
Metals X Ltd.(a)	599,950	331,015
Metcash Ltd.	192,610	479,777
MotorCycle Holdings Ltd.	112,060	276,420
Mount Gibson Iron Ltd.(a)(b)	1,481,447	348,826
Myer Holdings Ltd.	1,140,490	294,391
Neuren Pharmaceuticals Ltd.(a)	46,930	666,170
New Hope Corp. Ltd.	237,640	644,953
nib holdings Ltd.	19,389	95,560
Nine Entertainment Co. Holdings Ltd.	203,970	154,759
NRW Holdings Ltd.	368,471	1,167,472
Nufarm Ltd./Australia(a)	77,262	105,073
Nuix Ltd.(a)	30,550	48,769
Security	Shares	Value
Australia (continued)
OFX Group Ltd.(a)	108,290	$43,653
Orora Ltd.	61,880	81,398
Orthocell Ltd.(a)(b)	353,340	268,504
Perenti Ltd.	200,652	355,385
Perseus Mining Ltd.	113,880	361,452
PEXA Group Ltd.(a)	24,440	241,988
Pinnacle Investment Management Group Ltd.	4,756	61,244
PolyNovo Ltd.(a)	87,914	75,601
QPM Energy Ltd.(a)(b)	6,957,860	195,759
Region Group	211,381	337,623
Regis Healthcare Ltd.	89,050	431,600
Regis Resources Ltd.	82,340	345,664
Reliance Worldwide Corp. Ltd.	43,440	117,789
RPMGlobal Holdings Ltd.(a)	180,875	575,857
Sandfire Resources Ltd.(a)	193,180	2,046,068
Servcorp Ltd.	36,873	178,050
Shape Australia Pty Ltd.(b)	136,500	517,116
Sims Ltd.	114,660	1,196,120
SKS Technologies Group Ltd.	208,000	516,750
Southern Cross Electrical Engineering Ltd.	91,650	147,339
Southern Cross Media Group Ltd.	438,750	242,578
Stanmore Resources Ltd.	324,610	456,216
Steadfast Group Ltd.	107,931	395,385
Super Retail Group Ltd.	111,800	1,168,461
Tabcorp Holdings Ltd.	722,280	501,906
Tasmea Ltd.(b)	56,530	186,926
Telix Pharmaceuticals Ltd.(a)	86,710	917,534
Temple & Webster Group Ltd.(a)	7,476	116,190
Titomic Ltd.(a)	655,590	120,107
Tuas Ltd.(a)	143,390	659,958
Ventia Services Group Pty. Ltd.	262,080	981,637
VGI Partners Global Investments Ltd.	60,710	77,743
Weebit Nano Ltd.(a)(b)	51,740	183,477
Whitehaven Coal Ltd.	84,630	397,770
Zip Co. Ltd.(a)	60,190	151,246
		42,005,787
Austria — 0.3%
Oesterreichische Post AG	7,217	249,478
Porr AG	35,880	1,138,739
Semperit AG Holding(b)	3,250	48,709
Steyr Motors AG(b)	650	37,087
Zumtobel Group AG	35,750	153,864
		1,627,877
Belgium — 0.9%
Barco NV	14,430	205,799
Bekaert SA	19,153	800,074
bpost SA(a)	239,550	581,198
Deceuninck NV	17,187	40,908
Deme Group NV	1,130	170,728
Fluxys Belgium SA	13,260	273,586
Ion Beam Applications	17,160	216,042
Proximus SADP	120,417	1,034,354
Solvay SA	26,000	798,010
Umicore SA	40,911	779,050
		4,899,749
Canada — 9.3%
A&W Food Services of Canada Inc.	10,830	282,226
Advantage Energy Ltd.(a)	29,195	231,678
AGF Management Ltd., Class B, NVS	42,534	423,960
Aritzia Inc.(a)	390	27,242
Artis REIT(b)	46,807	203,574

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Canada (continued)
Atco Ltd., Class I, NVS	35,360	$1,332,413
B2Gold Corp.	50,960	223,090
Bausch Health Companies Inc.(a)	53,820	377,816
Baytex Energy Corp.	79,560	192,299
Bird Construction Inc.	23,663	508,167
BlackBerry Ltd.(a)	69,420	339,045
Boardwalk Real Estate Investment Trust	15,600	719,298
Brookfield Renewable Corp.(b)	16,281	704,316
BRP Inc.	9,620	603,449
Canacol Energy Ltd.(a)(b)	58,240	93,845
Canadian Tire Corp. Ltd., Class A, NVS	8,973	1,029,059
Capital Power Corp.	18,850	954,226
Cascades Inc.	62,322	493,670
Centerra Gold Inc.	151,320	1,772,620
Chartwell Retirement Residences	33,598	495,149
Chemtrade Logistics Income Fund	85,670	821,548
Choice Properties REIT	14,986	158,563
Cogeco Communications Inc.(b)	7,869	358,286
Cogeco Inc.	11,050	461,917
Colliers International Group Inc.	2,730	435,519
Computer Modelling Group Ltd.	15,860	60,158
CT REIT(b)	144,560	1,681,062
Definity Financial Corp.	3,850	179,111
Docebo Inc.(a)	29,380	736,307
DPM Metals Inc.	64,610	1,381,983
Dream Office REIT	23,920	312,953
Eldorado Gold Corp.(a)	30,940	793,051
Empire Co. Ltd., NVS	7,867	267,272
Ensign Energy Services Inc.(a)(b)	151,710	277,990
EQB Inc.	4,109	262,117
Finning International Inc.	54,696	2,957,963
First Capital Real Estate Investment Trust	39,606	531,167
Frontera Energy Corp.(b)	70,460	280,825
Gibson Energy Inc.(b)	30,231	515,364
H&R Real Estate Investment Trust	37,353	298,014
Hammond Power Solutions Inc., Class A	6,630	1,011,600
Hudbay Minerals Inc.	14,986	240,195
IAMGOLD Corp.(a)	61,546	712,636
Interfor Corp.(a)	27,170	153,231
Kinaxis Inc.(a)	1,560	188,906
kneat.com Inc.(a)(b)	22,230	85,430
Labrador Iron Ore Royalty Corp.	28,080	579,398
Lassonde Industries Inc., Class A(b)	4,372	680,698
Leon's Furniture Ltd.	21,450	446,725
Linamar Corp.	5,460	295,666
Lunr Royalties Corp., NVS	5,440	5,585
Major Drilling Group International Inc.(a)	114,140	1,005,047
Martinrea International Inc.	37,960	273,898
Mattr Corp.(a)	26,130	203,816
MDA Space Ltd.(a)	14,430	281,696
MEG Energy Corp.	47,320	1,001,360
Methanex Corp.	14,956	588,622
Morguard Corp.	3,510	291,126
Morguard North American Residential REIT(b)	44,879	557,088
Mullen Group Ltd.	19,649	197,534
New Gold Inc.(a)	144,300	1,062,792
NGEx Minerals Ltd.(a)(b)	21,760	354,509
North West Co. Inc. (The)	7,410	240,387
OceanaGold Corp.	11,180	250,056
Onex Corp.	13,390	1,164,721
Parex Resources Inc.	10,400	133,026
Pason Systems Inc.	79,820	680,082
Security	Shares	Value
Canada (continued)
PetroTal Corp.	931,450	$438,314
Peyto Exploration & Development Corp.	8,253	120,216
PHX Energy Services Corp.	20,944	113,788
PrairieSky Royalty Ltd.	30,420	546,131
Precision Drilling Corp.(a)	10,400	623,904
Prinmaris REIT	35,799	392,563
Quebecor Inc., Class B	1,950	62,203
Real Matters Inc.(a)	78,520	412,040
Russel Metals Inc.	30,550	945,546
Secure Waste Infrastructure Corp.	44,200	551,811
Sienna Senior Living Inc.	18,070	246,594
Silvercorp Metals Inc.	15,730	102,059
South Bow Corp.	15,470	401,268
Spin Master Corp.(c)	23,010	341,734
Sprott Inc.	1,518	124,639
Stella-Jones Inc.	910	51,652
Superior Plus Corp.	29,900	170,120
TMC the metals Co. Inc.(a)(b)	39,866	281,853
Torex Gold Resources Inc.(a)	22,230	918,332
TransAlta Corp.	122,850	2,171,368
Transcontinental Inc., Class A	41,757	586,215
Trican Well Service Ltd.	371,150	1,389,282
Triple Flag Precious Metals Corp.	9,100	252,715
Valeura Energy Inc.(a)	101,216	480,624
Vermilion Energy Inc.	37,050	277,106
West Fraser Timber Co. Ltd.	3,380	206,287
Westshore Terminals Investment Corp.	31,720	583,039
		49,255,545
China — 1.3%
AGTech Holdings Ltd.(a)	5,368,000	145,330
Anton Oilfield Services Group/Hong Kong(b)	1,300,000	175,820
Best Pacific International Holdings Ltd.	260,000	109,615
Goodbaby International Holdings Ltd.	1,430,000	218,503
HBM Holdings Ltd.(a)(c)	390,000	675,914
HUTCHMED China Ltd.(a)	195,000	583,413
Mobvista Inc.(a)(c)	303,000	695,423
NetDragon Websoft Holdings Ltd.	325,000	507,721
Newborn Town Inc.(a)	354,000	481,246
Skyworth Group Ltd.(a)	1,300,000	658,811
TCL Electronics Holdings Ltd.	520,000	617,404
Wasion Holdings Ltd.	780,000	1,254,984
Xin Point Holdings Ltd.	650,000	332,476
Xingda International Holdings Ltd.	750,000	129,216
XtalPi Holdings Ltd.(a)	130,000	189,281
		6,775,157
Denmark — 2.4%
ALK-Abello A/S(a)	15,138	499,379
Chemometec A/S	7,150	873,805
D/S Norden A/S	7,410	296,171
Demant A/S(a)	7,020	233,556
GN Store Nord A/S(a)	21,320	373,326
Gubra AS	4,680	310,369
H Lundbeck A/S	9,907	72,253
ISS A/S	65,780	2,073,313
Jyske Bank A/S, Registered	4,104	482,373
Nilfisk Holding A/S(a)	6,370	105,733
NKT A/S(a)	14,430	1,615,306
Per Aarsleff Holding A/S	10,920	1,240,005
Ringkjoebing Landbobank A/S	2,684	607,002
Rockwool AS, Class B	9,490	325,181
Royal Unibrew A/S	6,556	495,504

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Denmark (continued)
Scandinavian Tobacco Group A/S, Class A(c)	42,120	$558,431
Solar A/S, Class B(b)	14,950	474,350
Sydbank A/S	21,970	1,875,607
Zealand Pharma A/S(a)	3,250	257,317
		12,768,981
Finland — 1.2%
Endomines Finland Oyj(a)	1,430	44,586
Harvia OYJ	5,015	209,545
Hiab OYJ, Class B	13,910	770,339
HKFoods OYJ, Class A	127,660	248,679
Kemira OYJ	42,640	938,475
Konecranes OYJ	19,110	1,886,302
Marimekko OYJ	52,780	777,495
Nokian Renkaat OYJ	36,400	367,067
Outokumpu OYJ	95,680	411,530
Puuilo OYJ	6,699	109,647
QT Group OYJ(a)	3,120	127,838
Tekova Oyj	37,180	63,426
TietoEVRY OYJ	7,735	166,020
YIT OYJ(a)	36,447	123,197
		6,244,146
France — 5.2%
Alstom SA(a)	2,080	52,016
Alten SA	1,040	85,650
Amoeba SAS(a)	32,760	40,782
Ayvens SA(c)	4,680	62,437
Beneteau SACA	20,020	192,973
Canal+ SA, NVS(a)	140,790	443,049
Carmila SA	8,512	155,179
Carrefour SA	46,280	697,021
Cie. des Alpes	19,131	438,876
Coface SA	70,850	1,247,830
Cogelec SACA, NVS	1,560	51,786
Derichebourg SA	141,570	965,724
Edenred SE	24,310	698,770
Elis SA	3,202	89,173
Eramet SA	5,460	373,795
Eurazeo SE	9,418	642,005
Euronext NV(c)	9,490	1,356,232
Exail Technologies SA, NVS(a)	1,820	174,549
FDJ UNITED	40,728	1,186,696
Forvia SE(a)	24,830	317,962
Gaztransport Et Technigaz SA	7,020	1,390,170
Gecina SA	18,094	1,681,499
Havas NV	92,950	162,214
HERIGE SADCS, NVS(a)	910	22,342
ICADE	22,631	551,437
Interparfums SA	4,290	141,116
IPSOS SA	14,040	538,173
Kaufman & Broad SA	11,490	386,663
Klepierre SA	49,920	1,907,770
Lagardere SA	3,202	69,736
Louis Hachette Group, NVS	634,270	1,089,578
Maisons du Monde SA(a)(c)	47,060	110,913
Mercialys SA	57,001	695,504
Mersen SA	2,860	72,291
Nexans SA	4,498	633,328
Nexity SA(a)	8,320	87,085
Opmobility	14,625	238,880
Quadient SA	15,340	264,023
Renault SA	36,825	1,430,989
Security	Shares	Value
France (continued)
Rexel SA	41,990	$1,456,002
SCOR SE	23,400	708,359
Sopra Steria Group	1,102	171,522
SPIE SA	10,530	535,896
STIF SA, NVS	390	29,110
Technip Energies NV	10,920	443,724
Teleperformance SE	4,160	297,060
Television Francaise 1 SA	118,820	1,087,029
Trigano SA	1,430	237,967
Valeo SE	36,790	508,631
Vente-Unique.Com SA, NVS	3,640	65,452
Vicat SACA	12,220	916,114
Virbac SACA	650	265,787
Vivendi SE	9,750	35,119
Wendel SE	1,260	118,264
		27,622,252
Germany — 5.7%
Aixtron SE	7,461	119,562
AlzChem Group AG	2,080	400,717
Amadeus Fire AG(b)	3,510	213,473
Atoss Software SE	7,020	941,489
Aurubis AG(b)	8,161	1,064,087
Auto1 Group SE(a)	9,490	333,503
Bechtle AG	6,569	277,669
Bilfinger SE	7,020	757,406
Ceconomy AG(a)	168,870	864,550
CTS Eventim AG & Co. KGaA	4,498	402,982
Delivery Hero SE, Class A(a)(c)	21,465	545,205
Deutsche Pfandbriefbank AG(c)	128,237	674,469
Deutz AG	41,757	413,890
Duerr AG	10,010	233,480
DWS Group GmbH & Co. KGaA(c)	1,389	88,923
flatexDEGIRO AG	31,330	1,188,408
Freenet AG	32,240	1,002,595
Friedrich Vorwerk Group SE	7,540	811,812
GEA Group AG	19,370	1,385,490
Heidelberger Druckmaschinen AG(a)	71,504	161,266
HelloFresh SE(a)(b)	13,260	107,493
Hensoldt AG	2,990	318,727
HOCHTIEF AG	3,900	1,119,451
Hugo Boss AG(b)	20,280	899,721
Jumia Technologies AG, ADR(a)(b)	38,220	416,980
K+S AG, Registered	17,452	227,354
Kloeckner & Co. SE	111,020	709,897
Krones AG	4,810	698,645
Lanxess AG	7,410	176,458
MLP SE	12,915	105,999
Mutares SE & Co. KGaA(b)	4,680	149,396
Nemetschek SE	6,240	721,035
Patrizia SE	21,580	180,709
ProSiebenSat.1 Media SE	24,700	150,471
Puma SE	4,728	100,531
PVA TePla AG(a)	11,496	351,548
QIAGEN NV	37,830	1,780,660
Rational AG	424	311,046
RENK Group AG	9,249	704,184
SAF-Holland SE	25,740	418,708
Salzgitter AG(b)	40,950	1,328,904
Schaeffler AG	225,160	1,826,724
Scout24 SE(c)	11,830	1,368,095
SGL Carbon SE(a)	22,880	81,023
Sixt SE	2,990	262,844

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Germany (continued)
SUESS MicroTec SE	2,235	$71,822
TAG Immobilien AG	10,842	179,987
Takkt AG	25,172	130,725
TeamViewer SE(a)(c)	23,010	169,369
thyssenkrupp AG	42,250	442,752
TUI AG(a)	126,100	1,074,482
United Internet AG, Registered(d)	9,677	298,747
Wacker Chemie AG(b)	4,290	338,354
Zalando SE(a)(c)	38,610	1,081,952
		30,185,769
Hong Kong — 2.3%
Bright Smart Securities & Commodities Group Ltd.(a)(b)	520,000	651,264
Champion REIT(b)	780,000	209,505
Chinese Estates Holdings Ltd.	585,000	98,425
CK Life Sciences International Holdings Inc.(a)(b)	3,224,000	373,231
Crystal International Group Ltd.(c)	195,000	170,922
Emperor Capital Group Ltd.(a)	9,360,000	122,688
Emperor Watch & Jewellery Ltd.	7,800,000	281,061
EVA Precision Industrial Holdings Ltd.(b)	2,860,000	438,164
First Pacific Co. Ltd.	2,080,000	1,679,413
Giordano International Ltd.(b)	3,120,000	594,244
Hong Kong Technology Venture Co. Ltd.(b)	1,040,000	192,167
IGG Inc.	650,000	325,819
Johnson Electric Holdings Ltd.(b)	195,000	914,998
JS Global Lifestyle Co. Ltd.(a)(c)	390,000	89,337
Kerry Logistics Network Ltd.	65,000	60,156
MGM China Holdings Ltd.	208,000	398,411
Midland Holdings Ltd.(a)	1,040,000	293,473
Modern Dental Group Ltd.(b)	260,000	174,762
New World Development Co. Ltd.(a)	390,000	360,997
Paradise Entertainment Ltd.	1,040,000	103,062
PAX Global Technology Ltd.	260,000	178,340
PC Partner Group Ltd.	520,000	416,082
PCCW Ltd.	130,000	92,868
Solomon Systech International Ltd.(a)(b)	3,380,000	217,066
Stella International Holdings Ltd.	325,000	690,942
Texwinca Holdings Ltd.	1,820,000	182,803
TradeGo Fintech Ltd.(a)	520,000	110,334
TS Lines Ltd.(b)	130,000	146,051
United Laboratories International Holdings Ltd. (The)	520,000	841,902
Valuetronics Holdings Ltd.(b)	734,600	482,284
VSTECS Holdings Ltd.	260,000	321,919
VTech Holdings Ltd.	104,000	848,192
		12,060,882
Ireland — 0.2%
Cairn Homes PLC	67,470	149,939
COSMO Pharmaceuticals NV	1,690	142,230
Glanbia PLC	17,810	301,451
Glenveagh Properties PLC(a)(c)	143,191	314,914
		908,534
Israel — 1.3%
Africa Israel Residences Ltd.	2,684	233,738
Alarum Technologies Ltd.(a)(b)	184,759	290,793
Altshuler Shaham Finance Ltd.	46,030	121,732
Ashdod Refinery Ltd.(a)(b)	27,254	461,280
Delek Automotive Systems Ltd.	66,040	555,549
Electra Consumer Products 1970 Ltd.	3,850	133,336
Equital Ltd.(a)	2	78
G City Ltd.	130,834	445,586
Ilex Medical Ltd.(b)	3,332	66,723
Malam-Team Holding Ltd.(a)	1,170	93,285
Security	Shares	Value
Israel (continued)
Naphtha Israel Petroleum Corp. Ltd.(b)	29,454	$246,772
Oil Refineries Ltd.	827,840	241,865
Partner Communications Co. Ltd.	26,390	262,025
Paz Retail & Energy Ltd.	3,590	767,920
Property & Building Corp. Ltd.	5,792	764,048
Retailors Ltd.	29,640	531,052
Tamar Petroleum Ltd.(c)	17,420	215,649
Tel Aviv Stock Exchange Ltd.	43,828	1,020,272
Telsys Ltd.	2,684	162,270
		6,613,973
Italy — 3.9%
A2A SpA	703,170	2,048,770
ACEA SpA	62,010	1,502,422
Banca Generali SpA	8,512	482,085
Banca IFIS SpA	34,710	896,756
Banca Monte dei Paschi di Siena SpA	172,380	1,511,856
Banca Popolare di Sondrio SpA	37,180	623,473
BFF Bank SpA(a)(c)	14,857	179,332
Buzzi SpA	2,040	122,896
Cembre SpA	7,410	539,800
Credito Emiliano SpA	9,360	148,182
d'Amico International Shipping SA	90,610	469,399
Danieli & C Officine Meccaniche SpA	5,590	302,061
DBA Group SpA	10,714	53,226
De' Longhi SpA	8,770	320,105
Enav SpA(c)	145,471	760,104
ERG SpA	9,158	236,241
Eviso SpA	14,040	128,173
Fincantieri SpA(a)	2,214	56,963
Hera SpA	134,550	603,885
Immobiliare Grande Distribuzione SIIQ SpA	56,871	230,539
Industrie Chimiche Forestali SpA	2,730	19,294
Iren SpA	228,150	673,214
Italgas SpA	79,910	838,490
Italian Wine Brands SpA	5,070	132,295
Iveco Group NV	49,270	1,047,140
Maire SpA	7,020	106,585
MFE-MediaForEurope NV, Class B	108,597	506,435
Moltiply Group SpA	8,382	455,635
NewPrinces SpA, NVS(a)	2,470	56,843
Nexi SpA(c)	99,190	522,991
OVS SpA(c)	161,070	812,898
Piaggio & C SpA	262,470	597,544
Pirelli & C SpA(c)	20,476	143,742
RAI Way SpA(c)	36,400	249,444
Reply SpA	2,860	401,386
Safilo Group SpA(a)	85,930	167,786
Saipem SpA	32,890	85,742
Sanlorenzo SpA/Ameglia	5,720	223,642
Sesa SpA	870	80,963
SOL SpA	9,880	578,520
Technogym SpA(c)	17,187	311,309
Telecom Italia SpA/Milano(a)	1,897,740	1,118,989
		20,347,155
Japan — 23.8%
& ST HD Co. Ltd.	15,800	266,613
77 Bank Ltd. (The)	39,000	1,671,628
A&D HOLON Holdings Co. Ltd.	26,000	340,787
Abalance Corp.	13,000	77,523
ADEKA Corp.	26,000	589,102
Ahresty Corp.	13,000	67,505

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Aichi Corp.	91,000	$760,316
Aizawa Securities Group Co. Ltd.	26,000	219,945
Alpen Co. Ltd.	13,000	191,917
Amano Corp.	26,000	689,825
Ambition Dx Holdings Co. Ltd.	13,000	204,158
Amiya Corp.(a)	26,000	624,561
Amiyaki Tei Co. Ltd.	39,000	336,494
Aoyama Trading Co. Ltd.	26,700	394,747
Aozora Bank Ltd.	13,000	186,135
Arata Corp.	13,000	253,275
ARE Holdings Inc.	13,000	206,423
Artience Co. Ltd.	17,500	356,669
Artner Co. Ltd.	26,000	332,298
Asahi Yukizai Corp.	29,100	906,894
ASIRO Inc.	13,000	105,715
Aska Pharmaceutical Holdings Co. Ltd.	26,000	353,090
ASKUL Corp.	26,000	236,402
BASE Inc.(a)(b)	143,000	298,280
Billing System Corp.	13,000	89,241
BML Inc.	5,200	123,188
Business Engineering Corp.	3,300	135,169
Careerlink Co. Ltd.	13,000	199,106
Ceres Inc/Japan	1,400	18,978
Chugoku Marine Paints Ltd.	52,000	1,390,089
Citizen Watch Co. Ltd.	26,000	180,432
CKD Corp.	13,000	278,369
Cosel Co. Ltd.	39,000	310,793
Cybozu Inc.	13,000	258,682
Daicel Corp.	65,000	559,266
Daido Steel Co. Ltd.	26,000	246,009
Daidoh Ltd.(b)	41,900	274,379
Daihen Corp.	2,400	157,047
Daiwa Industries Ltd.	41,300	422,617
Daiwa Securities Living Investments Corp.	390	279,406
Daiwabo Holdings Co. Ltd.	13,000	242,840
DeNA Co. Ltd.	4,000	70,130
Dentsu Soken Inc.	26,000	1,287,579
Dexerials Corp.	39,000	629,066
Digital Arts Inc.	4,600	225,045
Dip Corp.	1,900	26,077
DMG Mori Co. Ltd.	26,000	403,245
Dowa Holdings Co. Ltd.	900	32,633
DTS Corp.	169,000	1,407,903
en, Inc.	13,000	131,131
Endo Lighting Corp.	26,000	380,607
Eternal Hospitality Group Co. Ltd.(b)	18,700	340,018
EUCALIA Inc.(a)(b)	13,000	76,584
Financial Products Group Co. Ltd.	65,000	901,062
For Startups Inc.(a)	13,000	157,829
Freee KK(a)(b)	13,000	290,199
Frontier Real Estate Investment Corp.	390	229,077
Fujimi Inc.	13,000	203,297
Fujitec Co. Ltd.	4,600	168,786
Fukuda Denshi Co. Ltd.	4,200	190,001
Fullcast Holdings Co. Ltd.	13,000	142,602
Furuno Electric Co. Ltd.	13,000	754,202
Fuyo General Lease Co. Ltd.	39,000	1,019,638
G-7 Holdings Inc.	13,000	107,786
Genki Global Dining Concepts Corp.	13,000	255,339
Geo Holdings Corp.	39,000	408,264
Global One Real Estate Investment Corp.	153	140,674
GMO Financial Holdings Inc.	26,000	151,716
Security	Shares	Value
Japan (continued)
GMO GlobalSign Holdings KK	13,000	$174,838
GMO internet group Inc.	26,600	595,767
GMO Internet Inc.(b)	26,000	159,526
Gree Inc.	13,000	33,958
GungHo Online Entertainment Inc.	4,500	76,098
Gurunavi Inc.(a)	39,000	50,082
H.U. Group Holdings Inc.	5,400	131,762
H2O Retailing Corp.	13,000	175,880
Hakuto Co. Ltd.	1,100	27,510
Hanwa Co. Ltd.	3,400	141,816
Heiwa Real Estate Co. Ltd.	32,400	474,194
Hibino Corp.	13,000	219,179
Hibiya Engineering Ltd.	4,000	117,649
Hioki EE Corp	3,800	145,966
Hokkaido Electric Power Co. Inc.(b)	65,000	452,363
Hokko Chemical Industry Co. Ltd.	13,000	136,727
Hokuetsu Corp.(b)	29,400	155,917
Hokuhoku Financial Group Inc.	50,400	1,234,682
Hosiden Corp.	13,000	207,234
Ichibanya Co. Ltd.	13,000	75,882
Ichinen Holdings Co. Ltd.	13,000	169,631
Idec Corp./Japan	5,200	79,158
I'll Inc.(b)	13,000	205,492
i-Mobile Co. Ltd.	65,000	246,455
IMV Corp.	13,000	168,752
Inabata & Co. Ltd.	26,000	582,313
Insource Co. Ltd.	65,000	367,480
Intermestic Inc.	26,000	366,345
Ise Chemicals Corp.	700	142,889
Iseki & Co. Ltd.	39,000	556,271
Itochu-Shokuhin Co. Ltd.	13,600	826,662
Itoki Corp.	59,700	963,003
JAFCO Group Co. Ltd.	39,000	609,568
Japan Communications Inc.(a)(b)	164,800	160,106
Japan Investment Adviser Co. Ltd.	39,000	446,958
Japan Logistics Fund Inc.	520	336,692
Japan Petroleum Exploration Co. Ltd.	104,000	869,182
Japan PropTech Co. Ltd.	13,000	59,297
Japan Pulp & Paper Co. Ltd.	184,700	866,674
Japan Securities Finance Co. Ltd.	52,000	597,144
JCU Corp.	13,000	383,423
Jeol Ltd.	900	30,246
JP-Holdings Inc.	93,400	360,005
Juki Corp.(a)	78,000	223,660
Justsystems Corp.	13,000	419,870
JVCKenwood Corp.	104,000	833,277
Kagome Co. Ltd.	13,000	224,597
Kakaku.com Inc.	11,400	202,664
Kamei Corp.	65,000	1,229,511
Kanadevia Corp.	41,900	310,465
Kappa Create Co. Ltd.	26,000	251,191
Keihanshin Building Co. Ltd.	68,000	764,686
Kissei Pharmaceutical Co. Ltd.	3,500	91,399
Kitahama Capital Partners Co. Ltd.(a)	78,000	20,245
Kitz Corp.	105,200	1,179,353
Kokuyo Co. Ltd.	156,000	895,191
Komehyo Holdings Co. Ltd.	1,500	29,136
Komori Corp.	26,000	244,179
Konishi Co. Ltd.	40,800	326,561
Koshidaka Holdings Co. Ltd.	17,300	132,339
Kotobuki Spirits Co. Ltd.	53,200	637,823
KPP Group Holdings Co. Ltd.	132,300	653,537

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Kraftia Corp.	3,800	$201,012
kubell Co. Ltd.(a)	65,000	164,547
Kurabo Industries Ltd.	26,000	1,182,205
Kyorin Pharmaceutical Co. Ltd.	26,000	236,996
Kyushu Financial Group Inc.	65,000	372,540
LaSalle Logiport REIT	1,040	1,007,021
Life Corp.	67,200	1,054,259
Macnica Holdings Inc.	14,800	210,704
Mani Inc.	13,000	124,366
Maruchiyo Yamaokaya Corp.(b)	26,000	452,094
Maruichi Steel Tube Ltd.	91,000	769,432
Maruwa Co. Ltd./Aichi	1,600	452,379
Maruzen Showa Unyu Co. Ltd.	13,000	584,981
Max Co. Ltd.	15,900	576,342
MEITEC Group Holdings Inc.	29,400	602,657
Metaplanet Inc.(a)	52,000	163,916
Micronics Japan Co. Ltd.	15,600	920,119
Microwave Chemical Co. Ltd.(a)(b)	39,000	186,819
MIMAKI ENGINEERING Co. Ltd.	26,000	286,567
Mitsubishi Logistics Corp.	39,100	283,515
Mitsubishi Paper Mills Ltd.(b)	52,000	205,749
Mitsui DM Sugar Co. Ltd.	4,000	78,774
Mitsui Matsushima Holdings Co. Ltd.	97,400	818,019
Mizuho Leasing Co. Ltd.	13,000	104,146
Mizuho Medy Co. Ltd.	26,000	274,978
Mizuno Corp.	26,000	469,042
Mochida Pharmaceutical Co. Ltd.	6,000	114,620
Modec Inc.	13,000	843,298
Monex Group Inc.	104,000	477,739
Monogatari Corp. (The)	16,200	405,040
Mori Hills REIT Investment Corp.	130	123,313
Mori Trust REIT Inc.	2,340	1,180,010
Morinaga & Co. Ltd./Japan	26,000	448,000
Moriroku Holdings Co. Ltd.	13,000	197,750
MOS Food Services Inc.	13,600	341,082
MrMax Holdings Ltd.	39,000	194,856
MTI Ltd.	13,000	67,724
Mugen Estate Co. Ltd.	39,000	514,874
m-up Holdings Inc.	65,000	812,042
Nagano Keiki Co. Ltd.	13,000	197,752
Nagase & Co. Ltd.	43,300	945,595
Nakanishi Inc.	13,000	172,122
Netstars Co. Ltd.(a)	39,000	320,263
Nichias Corp.	13,000	485,085
Nihon Kohden Corp.	26,000	300,482
Nihon Parkerizing Co. Ltd.	26,000	225,827
Nippon Gas Co. Ltd.	52,000	995,464
Nippon REIT Investment Corp.	1,467	926,308
Nishi-Nippon Financial Holdings Inc.	92,700	1,584,083
Nisshin Oillio Group Ltd. (The)	3,300	109,036
Nisshinbo Holdings Inc.	13,000	102,736
Nissui Corp.	117,000	815,140
Nittetsu Mining Co. Ltd.	70,500	772,179
Nitto Kogyo Corp.	13,000	311,316
Nomura Co. Ltd.	52,000	345,909
Nomura Micro Science Co. Ltd.	26,000	662,367
North Pacific Bank Ltd.	78,000	365,301
NSD Co. Ltd.	55,100	1,177,245
Obara Group Inc.	4,700	127,780
Ohsho Food Service Corp.	5,900	128,956
Okamoto Machine Tool Works Ltd.	13,000	404,289
Okamura Corp.	2,300	33,647
Security	Shares	Value
Japan (continued)
Okasan Securities Group Inc.	91,000	$407,816
Okumura Corp.	13,000	412,104
Okuwa Co. Ltd.	13,000	70,110
Onward Holdings Co. Ltd.	104,000	436,460
Organo Corp.	14,300	1,227,214
Osaka Steel Co. Ltd.	13,000	218,678
OSAKA Titanium Technologies Co. Ltd.	13,000	223,873
Oyo Corp.	26,000	485,191
PAL GROUP Holdings Co. Ltd.	52,000	669,105
PeptiDream Inc.(a)	13,000	131,626
Pharma Foods International Co. Ltd.	65,000	335,404
PHC Holdings Corp.	13,000	84,976
PILLAR Corp./Japan	13,000	409,389
Plaid Inc.(a)	52,000	331,543
Press Kogyo Co. Ltd.	104,000	440,764
PROGRIT Inc.(b)	13,000	81,127
Property Data Bank Inc.	13,000	67,084
Quick Co. Ltd.	26,000	396,460
Rasa Industries Ltd.	26,000	847,117
Relo Group Inc.	65,000	699,715
Rigaku Holdings Corp.	65,000	416,099
Riken Technos Corp.	107,400	973,506
Riken Vitamin Co. Ltd.	26,000	472,007
Riso Kagaku Corp.	26,000	197,085
Round One Corp.	41,700	299,415
Royal Holdings Co. Ltd.(b)	5,300	88,020
Sac's Bar Holdings Inc.	15,900	80,770
Saibu Gas Holdings Co. Ltd.	39,000	467,538
Saizeriya Co. Ltd.	26,000	850,149
Sanki Engineering Co. Ltd.	52,000	1,787,033
Sansan Inc.(a)	39,000	460,048
Sansei Technologies Inc.	28,000	411,295
Sansha Electric Manufacturing Co. Ltd.	13,000	76,189
Santec Holdings Corp.	13,000	767,484
Sanyo Denki Co. Ltd.	6,600	168,769
Sawai Group Holdings Co. Ltd.	11,400	136,142
Seikoh Giken Co. Ltd.	13,000	804,871
Senshu Electric Co. Ltd.	29,800	872,882
Sharingtechnology Inc.	65,000	393,662
Shibaura Machine Co. Ltd.	3,800	105,522
Shibaura Mechatronics Corp.	14,700	1,731,495
Shibuya Corp.	2,800	62,119
Shikoku Kasei Holdings Corp.	26,900	478,860
Shin Nippon Biomedical Laboratories Ltd.(b)	26,000	245,928
Shinmaywa Industries Ltd.	13,000	169,065
SHO-BOND Holdings Co. Ltd.	5,000	158,658
Shofu Inc.	13,000	159,682
SIGMAXYZ Holdings Inc.	26,000	147,442
Softfront Holdings KK(a)(b)	65,000	104,002
Software Service Inc.	2,500	222,235
Solasia Pharma KK(a)(b)	624,000	129,414
Soliton Systems KK	26,000	289,073
St. Marc Holdings Co. Ltd.	13,000	224,578
Star Mica Holdings Co. Ltd.	39,000	287,828
Star Micronics Co. Ltd.	26,000	280,204
Stella Pharma Corp.(a)(b)	65,000	132,631
Sumiseki Holdings Inc.	65,000	235,248
Sumitomo Bakelite Co. Ltd.	5,200	172,962
Sun Corp.	13,000	727,988
SWCC Corp.	2,200	106,889
Systena Corp.	65,000	223,689
Taihei Dengyo Kaisha Ltd.	39,000	546,841

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Japan (continued)
Takara Holdings Inc.	53,700	$546,947
Takara Standard Co. Ltd.	13,000	209,968
Tama Home Co. Ltd.	26,000	609,255
Tamron Co. Ltd.	27,400	194,582
TDC Soft Inc.	39,000	340,937
Teikoku Electric Manufacturing Co. Ltd.	39,000	780,935
Terasaki Electric Co. Ltd.	26,000	813,332
Toagosei Co. Ltd.	13,000	128,958
TOC Co. Ltd.	78,000	412,078
Tocalo Co. Ltd.	26,000	381,052
Toho Co. Ltd./Kobe	13,000	279,551
Toho Gas Co. Ltd.	65,000	1,940,899
Toho Zinc Co. Ltd.(a)	39,000	170,021
Tokyo Keiki Inc.	13,000	511,668
Tokyo Kiraboshi Financial Group Inc.	4,000	190,459
Tokyo Seimitsu Co. Ltd.	5,000	343,967
Tokyu REIT Inc.	1,560	2,002,338
Tomoe Engineering Co. Ltd.	13,000	133,661
Tomoku Co. Ltd.	26,000	555,311
Tomy Co. Ltd.	28,800	592,466
Toshiba TEC Corp.	1,500	30,277
Towa Corp.	3,000	45,911
Toyo Engineering Corp.(b)	52,000	872,922
Toyo Tanso Co. Ltd.	3,000	89,753
Toyokumo Inc.	13,000	246,302
Transaction Media Networks Inc.(a)(b)	65,000	166,981
tripla Co. Ltd.(a)(b)	13,000	142,818
TSI Holdings Co. Ltd.	117,000	726,005
Tsubakimoto Chain Co.	13,000	181,950
Tsuburaya Fields Holdings Inc.	26,000	365,583
Tsugami Corp.	26,000	460,829
Tsumura & Co.	13,000	301,556
TWOSTONE&Sons(b)	52,000	247,434
UACJ Corp.	13,000	167,867
Uchida Yoko Co. Ltd.	13,000	876,443
Ulvac Inc.	13,000	589,671
U-Next Holdings Co. Ltd.	26,000	343,175
Unite and Grow Inc.	13,000	58,508
United Arrows Ltd.	26,000	324,732
Ushio Inc.	14,300	237,090
VisasQ Inc.(a)	13,000	50,328
Visional Inc.(a)	15,800	1,097,037
Vital KSK Holdings Inc.	15,900	128,117
Wacom Co. Ltd.	78,000	423,369
Wakita & Co. Ltd.	13,000	149,597
Wellnet Corp.	13,000	54,928
Yamaguchi Financial Group Inc.	78,000	893,634
Yamaichi Electronics Co. Ltd.	13,000	385,136
Yodoko Ltd.	47,400	399,639
Yonex Co. Ltd.	39,000	1,003,102
Yoshinoya Holdings Co. Ltd.	13,000	256,613
Yurtec Corp.	91,000	1,467,021
ZERIA Pharmaceutical Co. Ltd.	13,000	168,711
		125,561,769
Netherlands — 2.9%
Aalberts NV	8,190	259,469
ABN AMRO Bank NV, CVA(c)	144,300	4,311,491
Allfunds Group PLC	18,330	139,340
Arcadis NV	4,030	192,460
ASR Nederland NV	30,290	2,021,513
BE Semiconductor Industries NV	12,435	2,120,119
Corbion NV	7,708	156,883
Security	Shares	Value
Netherlands (continued)
CTP NV(c)	41,632	$868,157
Eurocommercial Properties NV	7,732	230,878
Flow Traders Ltd.(a)	8,253	226,933
Fugro NV	3,900	39,828
IMCD NV	4,290	444,546
InPost SA(a)	35,632	448,837
Koninklijke BAM Groep NV	126,490	1,174,192
Koninklijke Heijmans NV	3,120	221,033
NSI NV	14,077	331,800
OCI NV	31,070	121,880
PostNL NV(b)	77,350	85,591
Signify NV(c)	51,870	1,241,637
TKH Group NV	5,200	229,882
TomTom NV(a)	53,245	320,644
Van Lanschot Kempen NV	5,980	349,635
		15,536,748
New Zealand — 0.8%
Argosy Property Ltd.	378,707	278,218
Genesis Energy Ltd.(b)	138,733	199,269
Goodman Property Trust	1,361,627	1,651,885
Kiwi Property Group Ltd.	2,005,924	1,239,873
KMD Brands Ltd.(a)	437,450	71,344
Precinct Properties Group	111,446	79,081
SKY Network Television Ltd.(b)	193,830	399,433
SKYCITY Entertainment Group Ltd.(a)	113,620	47,464
Warehouse Group Ltd. (The)(a)	201,500	92,823
		4,059,390
Norway — 1.3%
Aker Solutions ASA	98,670	271,104
Atea ASA	40,690	620,237
BW LPG Ltd.(c)	31,980	423,502
BW Offshore Ltd.	35,799	130,360
Cambi ASA(b)	174,460	325,522
DNO ASA	421,330	575,317
Elmera Group ASA(c)	62,828	202,206
Elopak ASA	29,065	136,871
Europris ASA(c)	7,217	62,224
Hoegh Autoliners ASA	24,570	220,161
Kid ASA(b)(c)	31,785	430,295
LINK Mobility Group Holding ASA(a)	96,621	286,164
Norconsult Norge A/S	109,200	505,074
Norske Skog ASA(a)(b)(c)	36,140	55,882
Odfjell SE, Class B, NVS	15,523	183,534
OKEA ASA(a)	151,580	272,936
Opera Ltd., ADR	20,800	306,592
Petronor E&P ASA	191,750	195,904
Rana Gruber ASA, Class A	84,890	535,227
Reach Subsea ASA	117,130	77,476
Sea1 offshore Inc.	18,200	36,024
Selvaag Bolig ASA	72,670	236,392
SpareBank 1 SMN	26,479	487,044
Veidekke ASA	8,382	129,753
Xplora Technologies AS(a)	89,050	398,617
		7,104,418
Portugal — 0.4%
CTT-Correios de Portugal SA	110,240	958,490
REN - Redes Energeticas Nacionais SGPS SA	229,901	865,400
Semapa-Sociedade de Investimento e Gestao	25,740	536,974
		2,360,864
Singapore — 1.9%
Boustead Singapore Ltd.	26,000	35,702

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Singapore (continued)
CDL Hospitality Trusts	372,000	$235,682
Centurion Corp. Ltd.	540,400	588,569
CNMC Goldmine Holdings Ltd.(b)	728,000	612,992
ComfortDelGro Corp. Ltd.	502,900	563,887
Delfi Ltd.(b)	429,000	266,920
Digital Core REIT Management Pte. Ltd.	338,000	174,063
Far East Hospitality Trust	1,131,000	525,415
Food Empire Holdings Ltd.	390,000	706,677
Golden Agri-Resources Ltd.	4,030,000	866,964
Hong Leong Asia Ltd.	117,000	216,463
iFAST Corp. Ltd.	39,000	290,090
Keppel Infrastructure Trust	747,800	264,282
Lum Chang Creations Ltd.	130,000	46,942
NetLink NBN Trust	1,421,600	1,070,197
Parkway Life REIT	468,000	1,474,003
Riverstone Holdings Ltd.(b)	385,000	266,156
Samudera Shipping Line Ltd.	78,000	58,108
Sasseur REIT	824,800	438,171
Sheng Siong Group Ltd.	138,900	247,485
Straits Trading Co. Ltd.(b)	325,000	419,497
Tuan Sing Holdings Ltd.	299,000	79,347
UOL Group Ltd.	52,000	317,679
Yanlord Land Group Ltd.(a)	346,100	189,903
Zixin Group Holdings Ltd.(a)	1,586,000	43,866
		9,999,060
Spain — 3.1%
Acciona SA	7,930	1,755,242
Acerinox SA	150,865	1,942,817
Atresmedia Corp. de Medios de Comunicacion SA	69,940	423,315
Banco de Sabadell SA	1,227,200	4,600,644
Bankinter SA	103,090	1,554,003
Colonial SFL Socimi SA	19,529	123,575
eDreams ODIGEO SA(a)	18,353	153,604
Energia Innovacion y Desarrollo Fotovoltaico SA(a)	12,350	21,495
Fluidra SA	7,605	220,122
Gestamp Automocion SA(c)	71,244	275,670
Grifols SA	34,450	446,399
Indra Sistemas SA	19,001	1,051,086
Logista Integral SA	8,467	282,182
Merlin Properties SOCIMI SA	64,740	1,008,537
Metrovacesa SA(b)(c)	35,539	477,231
Neinor Homes SA(c)	13,562	269,668
Pharma Mar SA	2,036	172,135
Prosegur Cia. de Seguridad SA	62,310	203,425
Puig Brands SA, Class B	45,370	778,443
Sacyr SA	43,290	190,433
Tubacex SA(b)	74,893	285,288
Unicaja Banco SA(c)	120,380	325,003
		16,560,317
Sweden — 3.1%
AcadeMedia AB(c)	9,418	104,004
Alleima AB	65,459	565,320
Ambea AB(c)	18,460	248,897
Arjo AB, Class B	94,260	299,111
Asmodee Group AB, Class B(a)	8,580	110,570
Atrium Ljungberg AB, Class B	51,109	184,310
Betsson AB, Class B	101,140	1,576,227
Bilia AB, Class A	76,310	1,068,364
BioGaia AB, Class B	35,269	372,571
Bonava AB, Class B(a)	512,092	597,837
BoneSupport Holding AB(a)(c)	27,040	628,373
Security	Shares	Value
Sweden (continued)
Bravida Holding AB(c)	12,526	$105,873
Bulten AB	27,300	140,041
Byggmax Group AB	14,598	74,259
Careium AB(a)	45,890	129,455
Cheffelo AB	23,140	206,550
Clas Ohlson AB, Class B	34,060	1,242,125
Clavister AB(a)	148,720	61,914
Corem Property Group AB, Class D	11,440	288,523
Diamyd Medical AB(a)	57,460	61,406
Electrolux Professional AB, Class B	34,320	238,368
Elekta AB, Class B	107,603	546,926
Freemelt Holding AB(a)	252,200	46,589
Heba Fastighets AB, Class B	199,037	684,840
Investment AB Oresund	44,994	568,088
Inwido AB	35,406	532,263
I-Tech AB	20,167	152,762
JM AB	11,342	161,476
Lindab International AB	14,857	355,414
MAG Interactive AB	25,610	25,506
Net Insight AB, Class B(a)	514,150	205,860
New Wave Group AB, Class B	21,320	251,270
Nobia AB(a)	924,950	435,040
Nyfosa AB	65,329	555,714
Peab AB, Class B	12,915	104,522
Ratos AB, Class B	14,338	58,004
RaySearch Laboratories AB, Class B	37,830	887,972
Samhallsbyggnadsbolaget i Norden AB(a)	890,500	488,870
Scandic Hotels Group AB(c)	105,104	1,021,607
SkiStar AB	9,040	150,951
Train Alliance AB(a)	50,180	104,583
Truecaller AB, Class B	5,720	17,050
Upsales Technology AB	8,970	31,158
Vitrolife AB	14,950	230,737
Volati AB	10,842	122,112
Wallenstam AB, Class B	10,400	48,122
Zinzino AB, Class B	15,210	185,161
		16,276,695
Switzerland — 6.2%
Accelleron Industries AG	28,340	2,323,055
Adecco Group AG, Registered	30,290	844,557
ams-OSRAM AG(a)	15,340	212,267
Aryzta AG(a)	4,505	288,849
Ascom Holding AG, Registered	13,390	59,568
Avolta AG, Registered	1,130	59,567
Banque Cantonale Vaudoise, Registered	12,180	1,414,178
Belimo Holding AG, Registered	650	701,314
BKW AG	3,980	890,754
Bucher Industries AG, Registered	1,978	877,688
Burckhardt Compression Holding AG	282	195,044
Cembra Money Bank AG	2,685	307,038
Clariant AG, Registered	43,160	386,977
Comet Holding AG, Registered	520	127,086
dormakaba Holding AG	5,200	444,167
Dottikon Es Holding AG(a)	951	375,652
Emmi AG, Registered	130	115,514
Flughafen Zurich AG, Registered	780	230,401
Forbo Holding AG, Registered	260	238,890
Galenica AG(c)	15,340	1,653,216
Georg Fischer AG	6,051	427,257
Helvetia Holding AG, Registered	8,840	2,172,242
Implenia AG, Registered	11,050	876,820
Inficon Holding AG	6,890	826,582

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Switzerland (continued)
Interroll Holding AG, Registered	130	$401,168
Kuros Biosciences AG(a)	13,130	491,506
Landis+Gyr Group AG	4,940	357,877
Logitech International SA, Registered	27,040	3,250,708
Mobimo Holding AG, Registered	390	165,314
OC Oerlikon Corp. AG Pfaffikon, Registered	22,138	79,165
Orior AG(a)	13,198	222,895
PSP Swiss Property AG, Registered	8,450	1,461,543
R&S Group Holding AG	7,800	256,710
Schweiter Technologies AG	130	44,904
SFS Group AG	1,518	205,866
Siegfried Holding AG	3,510	338,573
SIG Group AG	32,240	360,467
SKAN Group AG	1,648	107,671
Sulzer AG, Registered	2,560	427,840
Swiss Prime Site AG, Registered	6,310	896,922
Swissquote Group Holding SA, Registered	4,030	2,560,430
Tecan Group AG, Registered	2,990	546,014
Temenos AG, Registered	9,100	859,205
VAT Group AG(c)	4,810	2,102,051
Vontobel Holding AG, Registered	7,540	571,752
VZ Holding AG	650	126,976
Zehnder Group AG, Registered	8,190	721,677
		32,605,917
United Arab Emirates — 0.1%
VEON Ltd., ADR NVS(a)	8,291	399,212
United Kingdom — 13.0%
4imprint Group PLC	9,490	415,593
Aberdeen Group PLC	559,780	1,492,952
AG Barr PLC	7,670	67,417
AJ Bell PLC	103,480	730,686
Ashmore Group PLC	62,270	153,710
B&M European Value Retail SA	147,516	348,316
Babcock International Group PLC	30,810	492,006
Baltic Classifieds Group PLC	225,030	872,084
Beazley PLC	67,860	830,185
Bellway PLC	24,050	830,037
Big Yellow Group PLC	5,070	74,158
Bloomsbury Publishing PLC	77,740	510,097
Bodycote PLC	6,181	50,100
Borders & Southern Petroleum PLC(a)	563,420	83,639
Bridgepoint Group PLC(c)	123,760	490,146
British Land Co. PLC (The)	384,800	1,921,867
Burberry Group PLC(a)	62,140	1,011,494
Bytes Technology Group PLC	91,780	447,290
Capricorn Energy PLC(a)	122,850	322,776
Carnival PLC(a)	36,530	949,043
Centessa Pharmaceuticals PLC, ADR(a)(b)	2,470	61,503
Central Asia Metals PLC	164,320	343,229
Chemring Group PLC	121,030	912,355
Clarkson PLC	4,290	204,479
Cohort PLC	9,750	172,205
Coinshares International Ltd.	56,680	998,481
Computacenter PLC	40,300	1,518,618
Convatec Group PLC(c)	298,480	958,593
Currys PLC	578,669	1,068,077
DCC PLC	2,816	185,515
Derwent London PLC	7,090	164,172
DFS Furniture PLC(a)	165,690	346,874
Diploma PLC	19,240	1,419,392
Domino's Pizza Group PLC	366,470	937,221
Security	Shares	Value
United Kingdom (continued)
Dowlais Group PLC	179,790	$195,320
Drax Group PLC	103,610	981,982
Dunelm Group PLC	39,296	577,147
EKF Diagnostics Holdings PLC(a)	533,650	184,728
Endeavour Mining PLC	6,110	244,783
Evoke PLC(a)	109,892	62,191
FDM Group Holdings PLC	126,880	200,352
Ferrexpo PLC(a)	330,907	248,889
Firstgroup PLC	582,140	1,605,990
Frasers Group PLC(a)	51,302	492,491
Frontier Developments PLC(a)	62,270	426,726
Galliford Try Holdings PLC	35,883	244,912
Games Workshop Group PLC	4,627	968,932
Genuit Group PLC	15,116	73,493
Genus PLC	6,958	224,862
Gooch & Housego PLC	7,800	59,012
Grafton Group PLC	38,631	483,064
Grainger PLC	58,890	145,097
Great Portland Estates PLC	57,460	251,537
Greencore Group PLC	79,430	248,868
Greggs PLC	37,960	804,573
Halfords Group PLC	277,721	545,804
Hammerson PLC	257,660	1,033,917
Helical PLC	236,990	649,513
Hill & Smith PLC	26,910	761,472
Hiscox Ltd.	13,434	242,864
Hochschild Mining PLC	109,244	474,881
Howden Joinery Group PLC	66,690	757,456
Hunting PLC	27,829	124,849
IG Group Holdings PLC	61,620	901,967
IMI PLC	5,144	161,722
Immunocore Holdings PLC(a)(b)	15,210	503,299
Inchcape PLC	162,760	1,633,272
International Workplace Group PLC	39,944	118,878
Investec PLC	189,410	1,426,188
JD Sports Fashion PLC	350,090	428,995
JET2 PLC	21,320	372,309
Johnson Matthey PLC	14,731	412,561
Just Group PLC	98,370	274,607
Kainos Group PLC	52,910	656,551
Keller Group PLC	34,710	724,047
Kingfisher PLC	158,403	642,416
Land Securities Group PLC	209,242	1,710,049
Lion Finance Group PLC	11,310	1,190,646
Man Group PLC/Jersey	558,610	1,543,333
Marston's PLC(a)	114,034	68,686
MONY Group PLC	300,990	767,608
Moonpig Group PLC	21,073	59,381
Morgan Sindall Group PLC	16,250	992,664
Odfjell Technology Ltd.	46,540	267,215
OSB Group PLC	104,065	737,609
Oxford Instruments PLC	15,080	374,145
Pagegroup PLC	57,460	178,354
Paragon Banking Group PLC	146,900	1,599,825
PayPoint PLC	23,400	214,203
Pets at Home Group PLC	178,620	503,159
Phoenix Group Holdings PLC	45,500	403,077
Picton Property Income Ltd.	212,838	218,372
Playtech PLC	65,130	225,454
Plus500 Ltd.	20,815	866,101
PureTech Health PLC(a)	83,330	144,501
QinetiQ Group PLC	87,409	551,960

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
United Kingdom (continued)
Quilter PLC(c)	346,580	$827,739
Renishaw PLC	1,690	78,482
Rightmove PLC	136,760	1,200,815
RS Group PLC	73,320	536,620
Savills PLC	44,103	584,016
Serco Group PLC	30,231	100,795
Shaftesbury Capital PLC	551,200	1,018,213
Softcat PLC	45,110	950,535
Spectris PLC	14,728	794,537
Spire Healthcare Group PLC(c)	83,200	256,308
SSP Group PLC	84,676	171,131
St. James's Place PLC	17,810	303,875
SThree PLC	72,642	150,260
TBC Bank Group PLC	13,000	744,797
Telecom Plus PLC	33,410	779,298
TheWorks.co.uk PLC(a)	84,500	48,732
Trainline PLC(a)(c)	108,030	356,610
Trustpilot Group PLC(a)(c)	273,315	738,876
Tullow Oil PLC(a)(b)	279,792	36,021
Vesuvius PLC	32,630	161,005
Weir Group PLC (The)	29,380	1,143,702
WH Smith PLC	10,713	95,164
Wickes Group PLC	389,378	1,133,030
Workspace Group PLC	63,451	348,426
XPS Pensions Group PLC	85,800	380,415
		68,512,571
United States — 0.0%
Gran Tierra Energy Inc.(a)	27,040	91,961
Impro Precision Industries Ltd.(c)	130,000	83,677
		175,638
Total Common Stocks — 98.6% (Cost: $447,716,408)		520,468,406
Preferred Stocks
Germany — 0.7%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	6,310	531,728
FUCHS SE, Preference Shares, NVS	14,080	630,285
Jungheinrich AG, Preference Shares, NVS	12,656	452,302
KSB SE & Co. KGaA, Preference Shares, NVS	260	269,901
Porsche Automobil Holding SE, Preference Shares, NVS	19,630	779,968
Security	Shares	Value
Germany (continued)
STO SE & Co. KGaA, Preference Shares, NVS	6,547	$900,037
		3,564,221
Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	9,418	361,120
Spain — 0.1%
Grifols SA, Class B, Preference Shares, NVS	39,477	366,929
Sweden — 0.0%
Tingsvalvet Fastighets AB, Preference Shares, NVS	2,298	88,169
Total Preferred Stocks — 0.8% (Cost: $4,101,520)		4,380,439
Total Long-Term Investments — 99.4% (Cost: $451,817,928)		524,848,845
Short-Term Securities
Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.27%(e)(f)(g)	17,992,633	18,001,629
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.05%(e)(f)	440,000	440,000
Total Short-Term Securities — 3.5% (Cost: $18,437,640)		18,441,629
Total Investments — 102.9% (Cost: $470,255,568)		543,290,474
Liabilities in Excess of Other Assets — (2.9)%		(15,102,891)
Net Assets — 100.0%		$528,187,583

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/25	Shares Held at 10/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$15,144,774	$2,855,305 (a)	$—	$218	$1,332	$18,001,629	17,992,633	$99,897 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	390,000 (a)	—	—	—	440,000	440,000	1,793	—
				$218	$1,332	$18,441,629		$101,690	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	35	12/11/25	$756	$38,268
Mini S&P/TSE 60 Index	12	12/18/25	762	1,671
STOXX Europe 600 Index	49	12/19/25	1,617	21,604
				$61,543
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$88,356,480	$432,111,926	$—	$520,468,406

Schedule of Investments (unaudited)(continued)
October 31, 2025
iShares® International Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Long-Term Investments (continued)
Preferred Stocks	$88,169	$4,292,270	$—	$4,380,439
Short-Term Securities
Money Market Funds	18,441,629	—	—	18,441,629
	$106,886,278	$436,404,196	$—	$543,290,474
Derivative Financial Instruments(a)
Assets
Equity Contracts	$23,275	$38,268	$—	$61,543

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust